Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,477,389.43
Previously Paid Amount	0
Total Fee Amount	894.52
Total Offset Amount	0
Net Fee	$ 894.52